SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule Of Supplier Finance Program	The following table summarizes the Company's outstanding obligations confirmed as valid related to the SCF programs for the years ended December 31, 2025, and 2024:

	2025	2024
Confirmed obligations outstanding at the beginning of the year	$1,150	$1,112
Invoices confirmed during the year	3,115	3,098
Less: Confirmed invoices paid during the year	3,124	3,060
Confirmed obligations outstanding at the end of the year	$1,141	$1,150